Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Trade and Other Payables
(20)	Trade and Other Payables

Details are as follows:

	Millions of Euros
	31/12/2025	31/12/2024
Suppliers	841	852
VAT payable	13	14
Taxation authorities, withholdings payable	12	11
Social security payable	53	43
Other public entities	173	143
Other payables	252	210
Current income tax liabilities	25	61
	1,118	1,123

Suppliers

Details of balances with related parties are shown in note 31.

The Group’s exposure to currency risk and liquidity risk associated with trade and other payables is described in note 30.

In accordance with the provision of Law 18/2022 that amends Law 15/2010 of 5 July, for fiscal years 2025 and 2024 information concerning the average payment period to suppliers is included.